361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 35.3%
$1,532,467	ARI Fleet Lease Trust Series 2017-A, Class A2, 1.910%, 4/15/2026[1,2]	$1,528,634
1,079,061	BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	1,079,483
750,000	Capital One Prime Auto Receivables Trust Series 2019-1, Class A2, 2.580%, 4/15/2022[2]	751,933
	Chesapeake Funding II LLC
505,993	Series 2016-2A, Class A2, 3.325% (1-Month USD Libor+100 basis points), 6/15/2028[1,2,3]	506,667
1,903,359	Series 2017-2A, Class A2, 2.775% (1-Month USD Libor+45 basis points), 5/15/2029[1,2,3]	1,903,144
2,208,445	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.572% (1-Month USD Libor+30 basis points), 10/22/2020[1,2,3]	2,209,006
	Drive Auto Receivables Trust
1,944,892	Series 2017-3, Class C, 2.800%, 7/15/2022[2]	1,946,996
2,000,000	Series 2018-3, Class B, 3.370%, 9/15/2022[2]	2,005,250
3,000,000	Series 2019-1, Class A3, 3.180%, 10/17/2022[2]	3,016,488
2,000,000	Evergreen Credit Card Trust Series 2019-1, Class A, 2.805% (1-Month USD Libor+48 basis points), 1/15/2023[1,2,3]	2,006,908
3,500,000	First National Master Note Trust Series 2017-2, Class A, 2.765% (1-Month USD Libor+44 basis points), 10/16/2023[2,3]	3,504,224
1,691,855	GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A2B, 2.442% (1-Month USD Libor+11 basis points), 7/16/2021[2,3]	1,691,623
1,933,752	Gosforth Funding PLC Series 2017-1A, Class A1A, 2.889% (3-Month USD Libor+47 basis points), 12/19/2059[1,2,3]	1,935,402
2,270,291	Hyundai Auto Lease Securitization Trust Series 2017-B, Class A3, 1.970%, 7/15/2020[1,2]	2,268,927
1,400,000	Lanark Master Issuer PLC Series 2018-1A, Class 1A, 2.943% (3-Month USD Libor+42 basis points), 12/22/2069[1,2,3]	1,400,930
2,000,000	Master Credit Card Trust Series 2019-1A, Class A, 2.752% (1-Month USD Libor+48 basis points), 7/21/2022[1,2,3]	2,003,576
508,000	Master Credit Card Trust II Series 2017-1A, Class C, 3.060%, 7/21/2021[1,2]	507,730
1,250,000	MMAF Equipment Finance LLC Series 2019-A, Class A2, 2.840%, 1/10/2022[1,2]	1,257,002
28,028	Navient Student Loan Trust Series 2018-1A, Class A1, 2.456% (1-Month USD Libor+19 basis points), 3/25/2067[1,2,3]	28,028

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A1, 3.005% (1-Month USD Libor+68 basis points), 10/17/2022[1,2,3]	$3,010,707
800,000	Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.820%, 1/18/2022[2]	803,125
2,000,000	Penarth Master Issuer PLC Series 2018-2A, Class A1, 2.750% (1-Month USD Libor+45 basis points), 9/18/2022[1,2,3]	2,000,209
2,000,000	Permanent Master Issuer PLC Series 2018-1A, Class 1A1, 2.683% (3-Month USD Libor+38 basis points), 7/15/2058[1,2,3]	2,000,483
	PFS Financing Corp.
2,000,000	Series 2018-A, Class B, 2.925% (1-Month USD Libor+60 basis points), 2/15/2022[1,2,3]	1,996,968
2,000,000	Series 2019-A, Class A1, 2.875% (1-Month USD Libor+55 basis points), 4/15/2024[1,2,3]	2,006,980
2,290,844	Santander Drive Auto Receivables Trust Series 2017-3, Class B, 2.190%, 3/15/2022[2]	2,289,158
2,000,000	Securitized Term Auto Receivables Trust Series 2019-1A, Class A3, 2.986%, 2/27/2023[1,2]	2,023,668
389,030	SLM Private Education Loan Trust Series 2013-C, Class A2B, 3.725% (1-Month USD Libor+140 basis points), 10/15/2031[1,2,3]	389,274
504,207	SLM Student Loan Trust Series 2011-2, Class A1, 2.866% (1-Month USD Libor+60 basis points), 11/25/2027[2,3]	503,858
	SMB Private Education Loan Trust
573,596	Series 2018-B, Class A1, 2.645% (1-Month USD Libor+32 basis points), 12/16/2024[1,2,3]	573,731
1,264,276	Series 2019-A, Class A1, 2.675% (1-Month USD Libor+35 basis points), 2/16/2026[1,2,3]	1,264,941
1,570,576	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	1,571,168
1,878,459	SoFi Consumer Loan Program Trust Series 2019-3, Class A, 2.900%, 5/25/2028[1,2]	1,885,606
	Sofi Professional Loan Program LLC
509,846	Series 2016-E, Class A1, 3.116% (1-Month USD Libor+85 basis points), 7/25/2039[1,2,3]	511,319
740,130	Series 2017-C, Class A1, 2.866% (1-Month USD Libor+60 basis points), 7/25/2040[1,2,3]	738,310
635,909	Series 2018-A, Class A1, 2.616% (1-Month USD Libor+35 basis points), 2/25/2042[1,2,3]	634,652
2,000,000	Trillium Credit Card Trust II Series 2018-2A, Class A, 2.612% (1-Month USD Libor+35 basis points), 9/26/2023[1,2,3]	2,002,090

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Volvo Financial Equipment Master Owner Trust Series 2018-A, Class A, 2.845% (1-Month USD Libor+52 basis points), 7/17/2023[1,2,3]	$3,014,085
1,371,268	World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.800%, 1/18/2022[2]	1,374,689
	TOTAL ASSET-BACKED SECURITIES
	(Cost $62,040,335)	62,146,972
	CERTIFICATE OF DEPOSITS — 1.1%
2,000,000	China Construction Bank Corp. 2.650%, 8/22/2019	2,000,356
	TOTAL CERTIFICATE OF DEPOSITS
	(Cost $2,000,000)	2,000,356
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
2,070,129	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2, Class M2, 3.916% (1-Month USD Libor+165 basis points), 4/25/2024[2,3]	2,080,733
4,322,997	Holmes Master Issuer PLC Series 2018-2A, Class A2, 2.723% (3-Month USD Libor+42 basis points), 10/15/2054[1,2,3]	4,328,550
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,369,829)	6,409,283
	COMMERCIAL PAPERS — 1.7%
3,000,000	Ford Motor Co. 4.060%, 1/3/2020	2,960,544
	TOTAL COMMERCIAL PAPERS
	(Cost $2,947,558)	2,960,544
	CORPORATE BONDS — 34.3%
	COMMUNICATIONS — 2.0%
2,500,000	Comcast Corp. 2.759% (3-Month USD Libor+44 basis points), 10/1/2021[3]	2,511,205
1,000,000	Verizon Communications, Inc. 3.073% (3-Month USD Libor+55 basis points), 5/22/2020[3]	1,003,304
		3,514,509
	CONSUMER, CYCLICAL — 6.8%
502,000	Alimentation Couche-Tard, Inc. 2.950% (3-Month USD Libor+50 basis points), 12/13/2019[1,2,3,4]	502,114
	American Honda Finance Corp.
1,910,000	2.670% (3-Month USD Libor+26 basis points), 6/16/2020[3]	1,913,660
3,000,000	2.745% (3-Month USD Libor+21 basis points), 2/12/2021[3]	3,000,768
4,000,000	Daimler Finance North America LLC 2.973% (3-Month USD Libor+45 basis points), 2/22/2021[1,3]	4,001,844

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$1,000,000	Home Depot, Inc. 2.629% (3-Month USD Libor+15 basis points), 6/5/2020[3]	$1,001,820
1,500,000	Toyota Motor Credit Corp. 2.572% (3-Month USD Libor+17 basis points), 9/18/2020[3]	1,501,462
		11,921,668
	CONSUMER, NON-CYCLICAL — 7.5%
2,000,000	BAT Capital Corp. 3.118% (3-Month USD Libor+59 basis points), 8/14/2020[3]	2,004,338
2,000,000	Bayer U.S. Finance II LLC 2.979% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	2,002,526
3,000,000	Bristol-Myers Squibb Co. 2.550%, 5/14/20211	3,018,393
1,770,000	Cigna Corp. 3.060% (3-Month USD Libor+65 basis points), 9/17/2021[1,2,3]	1,770,797
1,820,000	Tyson Foods, Inc. 2.972% (3-Month USD Libor+45 basis points), 8/21/2020[3]	1,819,496
2,650,000	UnitedHealth Group, Inc. 2.373% (3-Month USD Libor+7 basis points), 10/15/2020[3]	2,646,319
		13,261,869
	FINANCIAL — 15.4%
3,000,000	Bank of New York Mellon 2.803% (3-Month USD Libor+30 basis points), 12/4/2020[2,3]	3,003,120
4,170,000	BBVA USA 3.181% (3-Month USD Libor+73 basis points), 6/11/2021[2,3]	4,176,697
2,367,000	Charles Schwab Corp. 2.842% (3-Month USD Libor+32 basis points), 5/21/2021[2,3]	2,370,534
1,000,000	Citibank N.A. 2.990% (SOFRRATE+60 basis points), 3/13/2021[2,3]	1,003,063
1,050,000	Fifth Third Bank 2.707% (3-Month USD Libor+44 basis points), 7/26/2021[2,3]	1,052,015
4,000,000	Metropolitan Life Global Funding I 2.639% (3-Month USD Libor+22 basis points), 9/19/2019[1,3]	4,002,100
3,500,000	New York Life Global Funding 2.536% (3-Month USD Libor+28 basis points), 1/28/2021[1,3]	3,505,344
2,000,000	PNC Bank N.A. 2.880% (3-Month USD Libor+36 basis points), 5/19/2020[3]	2,004,540
3,000,000	Toronto-Dominion Bank 2.881% (3-Month USD Libor+43 basis points), 6/11/2021[3,4]	3,014,271
3,000,000	Wells Fargo Bank N.A. 2.613% (3-Month USD Libor+31 basis points), 1/15/2021[3]	3,007,518
		27,139,202

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES — 2.6%
$2,230,000	Florida Power & Light Co. 2.965% (3-Month USD Libor+40 basis points), 5/6/2022[2,3]	$2,230,923
2,410,000	Sempra Energy 2.803% (3-Month USD Libor+50 basis points), 1/15/2021[2,3]	2,406,173
		4,637,096
	TOTAL CORPORATE BONDS
	(Cost $60,379,692)	60,474,344
	MUNICIPAL BONDS — 2.3%
4,000,000	State of Mississippi 2.788% (1-Month USD Libor+40 basis points), 11/1/2020[2,3]	4,009,720
	TOTAL MUNICIPAL BONDS
	(Cost $4,000,000)	4,009,720

Number of Shares
	SHORT-TERM INVESTMENTS — 19.3%
33,982,237	Federated Treasury Obligations Fund – Institutional Class, 2.131%[5]	33,982,237
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,982,237)	33,982,237
	TOTAL INVESTMENTS — 97.6%
	(Cost $171,719,651)	171,983,456
	Other Assets in Excess of Liabilities — 2.4%	4,155,015
	TOTAL NET ASSETS — 100.0%	$176,138,471

LLC – Limited Liability Company

PLC – Public Limited Company

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $66,311,813, which represents 37.65% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	July 31, 2019	(Depreciation)
131	E-Mini Dow	September 2019	$17,792,828	$17,590,025	$(202,803)
299	E-Mini Nasdaq 100 Index	September 2019	47,021,916	47,043,165	21,249
315	E-mini S&P 500	September 2019	46,946,084	46,971,225	25,141

TOTAL FUTURES CONTRACTS			$111,760,828	$111,604,415	$(156,413)

 See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 118.3%
	United States Treasury Bill
$14,695,300	3.19%, 8/1/2019	$14,695,300
13,672,500	2.30%, 8/29/2019	13,652,046
21,291,000	2.23%, 9/26/2019	21,223,763
14,469,600	2.02%, 10/24/2019	14,401,309
	Total U.S. Treasury Bills
	(Cost $63,967,617)	63,972,418
	SHORT-TERM INVESTMENTS — 7.4%
4,024,535	UMB Money Market Fiduciary, 0.25%1	4,024,535
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,024,535)	4,024,535
	TOTAL INVESTMENTS — 125.7%
	(Cost $67,992,152)	67,996,953
	Liabilities in Excess of Other Assets — (25.7)%	(13,894,184)
	TOTAL NET ASSETS — 100.0%	$54,102,769

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	July 31, 2019	(Depreciation)
15	E-mini Dow Index	September 2019	$2,037,347	$2,014,125	$(23,222)
77	E-mini NASDAQ 100 Index	September 2019	12,109,323	12,114,795	5,472
108	E-mini S&P 500 Index	September 2019	16,095,799	16,104,420	8,621
106	Euro STOXX 50	September 2019	4,059,578	4,041,448	(18,130)
22	FTSE 100 Index	September 2019	2,014,046	2,009,644	(4,402)
17	FTSE/MIB Index	September 2019	2,054,757	2,012,786	(41,971)
30	German Stock Index	September 2019	10,308,810	10,066,423	(242,387)
45	Hang Seng Index	August 2019	8,115,392	7,977,983	(137,409)
144	Korea Stock Exchange KOSPI 200 Index	September 2019	8,364,275	8,066,605	(297,670)
31	Nikkei 225 Index	September 2019	6,123,698	6,095,137	(28,561)
59	Taiwan Stock Exchange Capitalization Weighted Stock Index	August 2019	4,106,257	4,074,056	(32,201)

TOTAL FUTURES CONTRACTS			$75,389,282	$74,577,422	$(811,860)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 104.2%
	BASIC MATERIALS — 2.6%
10,258	Royal Gold, Inc.[1]	$1,174,028
1,276	Valvoline, Inc.[1]	25,762
		1,199,790
	COMMUNICATIONS — 7.5%
16,919	CBS Corp. - Class B1	871,498
3,883	IAC/InterActiveCorp*[1]	928,231
20,018	Interpublic Group of Cos., Inc.[1]	458,813
14,836	Telephone & Data Systems, Inc.[1]	479,796
3,384	Viacom, Inc. - Class A1	118,305
19,933	Viacom, Inc. - Class B1	604,966
		3,461,609
	CONSUMER, CYCLICAL — 11.3%
955	Chipotle Mexican Grill, Inc.*[1]	759,731
1,077	Costco Wholesale Corp.[1]	296,854
36,557	Extended Stay America, Inc.	611,233
3,358	Lululemon Athletica, Inc.*[1]	641,680
6,399	Scotts Miracle-Gro Co.[1]	717,840
13,994	Southwest Airlines Co.[1]	721,111
2,302	Ulta Beauty, Inc.*[1]	803,973
14,350	Wyndham Destinations, Inc.[1]	675,311
		5,227,733
	CONSUMER, NON-CYCLICAL — 27.2%
21,080	Altria Group, Inc.[1]	992,236
24,186	Archer-Daniels-Midland Co.[1]	993,561
5,435	Automatic Data Processing, Inc.[1]	905,036
3,460	Bio-Techne Corp.[1]	727,119
16,069	Booz Allen Hamilton Holding Corp.[1]	1,104,744
17,005	Bruker Corp.[1]	813,689
2,358	Chemed Corp.[1]	955,910
1,733	CoStar Group, Inc.*[1]	1,066,488
9,651	Hill-Rom Holdings, Inc.[1]	1,029,183
9,575	Ingredion, Inc.[1]	740,052
5,372	Masimo Corp.*[1]	847,970
10,062	PepsiCo, Inc.[1]	1,286,024
7,961	West Pharmaceutical Services, Inc.[1]	1,092,806
		12,554,818
	ENERGY — 1.0%
14,919	Apergy Corp.*[1]	485,315
	FINANCIAL — 24.1%
24,028	Ally Financial, Inc.[1]	790,761

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,700	American National Insurance Co.[1]	$205,734
5,900	Ameriprise Financial, Inc.[1]	858,509
18,569	Bank OZK[1]	567,840
12,000	Lamar Advertising Co. - Class A - REIT[1]	971,040
9,801	LPL Financial Holdings, Inc.[1]	822,010
15,224	Mercury General Corp.[1]	863,353
93,666	MFA Financial, Inc. - REIT[1]	672,522
50,960	Old Republic International Corp.[1]	1,162,398
34,692	Outfront Media, Inc. - REIT[1]	942,929
1,261	Primerica, Inc.[1]	154,712
88,393	Retail Properties of America, Inc. - Class A - REIT[1]	1,074,859
5,084	SBA Communications Corp. - REIT*[1]	1,247,664
28,879	Weingarten Realty Investors - REIT[1]	806,013
		11,140,344
	INDUSTRIAL — 7.9%
90,762	Amcor PLC*[1,2]	962,077
8,886	Curtiss-Wright Corp.[1]	1,127,722
16,690	Jabil, Inc.[1]	515,387
7,614	National Instruments Corp.[1]	317,961
2,245	Sonoco Products Co.[1]	134,767
2,884	Universal Display Corp.[1]	608,755
		3,666,669
	TECHNOLOGY — 19.7%
11,556	Cadence Design Systems, Inc.*[1]	854,104
14,975	CDK Global, Inc.[1]	776,753
2,784	Fair Isaac Corp.*[1]	967,217
9,861	Genpact Ltd.[1,2]	391,285
36,291	HP, Inc.[1]	763,563
12,751	Leidos Holdings, Inc.[1]	1,046,857
9,171	Manhattan Associates, Inc.*[1]	779,443
15,372	Maxim Integrated Products, Inc.[1]	909,869
13,917	Paychex, Inc.[1]	1,155,807
20,169	Teradata Corp.*[1]	738,589
4,306	Veeva Systems, Inc. - Class A*[1]	714,365
		9,097,852
	UTILITIES — 2.9%
1,539	Ameren Corp.[1]	116,487
12,649	Pinnacle West Capital Corp.[1]	1,153,842

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,896	Vistra Energy Corp.[1]	$62,148
		1,332,477
	TOTAL COMMON STOCKS
	(Cost $44,693,950)	48,166,607

Principal Amount
	SHORT-TERM INVESTMENTS — 18.5%
$8,569,259	UMB Money Market Fiduciary, 0.25%[3]	8,569,259
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,569,259)	8,569,259

TOTAL INVESTMENTS — 122.7%
(Cost $53,263,209)	56,735,866
Liabilities in Excess of Other Assets — (22.7)%	(10,494,770)
TOTAL NET ASSETS — 100.0%	$46,241,096

Number of Shares
	SECURITIES SOLD SHORT — (30.4)%
	COMMON STOCKS — (30.4)%
	COMMUNICATIONS — (6.0)%
(892)	Netflix, Inc.*	(288,107)
(4,944)	Roku, Inc.*	(510,863)
(5,231)	Spotify Technology S.A.*[2]	(810,491)
(14,400)	Uber Technologies, Inc.*	(606,816)
(11,455)	Zillow Group, Inc. - Class C*	(572,292)
		(2,788,569)
	CONSUMER, CYCLICAL — (1.1)%
(2,195)	Tesla, Inc.*	(530,334)
	CONSUMER, NON-CYCLICAL — (4.9)%
(8,701)	Alnylam Pharmaceuticals, Inc.*	(675,111)
(4,084)	Bluebird Bio, Inc.*	(535,943)
(31,758)	Corteva, Inc.	(936,861)
(666)	Sarepta Therapeutics, Inc.*	(99,134)
		(2,247,049)
	ENERGY — (2.6)%
(10,419)	First Solar, Inc.*	(671,922)
(89,391)	Transocean Ltd.*[2]	(543,497)
		(1,215,419)
	FINANCIAL — (6.2)%
(19,547)	American International Group, Inc.	(1,094,436)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(12,369)	Brighthouse Financial, Inc.*	$(484,494)
(55,421)	Colony Capital, Inc. - REIT	(313,129)
(13,028)	CyrusOne, Inc. - REIT	(747,807)
(1,433)	Howard Hughes Corp.*	(193,455)
(1,747)	SITE Centers Corp. - REIT	(24,895)
		(2,858,216)
	INDUSTRIAL — (6.4)%
(32,355)	Colfax Corp.*	(895,586)
(15,390)	Gardner Denver Holdings, Inc.*	(507,408)
(46,373)	General Electric Co.	(484,598)
(11,631)	Stericycle, Inc.*	(534,561)
(6,995)	Wabtec Corp.	(543,392)
		(2,965,545)
	TECHNOLOGY — (3.2)%
(3,400)	MongoDB, Inc.*	(486,948)
(11,644)	Qorvo, Inc.*	(853,389)
(884)	Twilio, Inc. - Class A*	(122,973)
		(1,463,310)
	TOTAL COMMON STOCKS
	(Proceeds $13,598,370)	(14,068,442)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $13,598,370)	$(14,068,442)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.8%
	BASIC MATERIALS — 3.4%
75,624	Evraz PLC	$592,347
285,776	Fortescue Metals Group Ltd.	1,608,988
236,000	Kirkland Lake Gold Ltd.	9,759,721
263,572	Rio Tinto Ltd.	17,640,290
9,100	Showa Denko KK	244,128
		29,845,474
	COMMUNICATIONS — 14.5%
30,654	1&1 Drillisch A.G.	926,441
4,682	Alphabet, Inc. - Class A*[1]	5,703,612
570,445	Auto Trader Group PLC[2]	3,744,764
4,127	Booking Holdings, Inc.*[1]	7,786,039
39,159	CDW Corp.[1]	4,627,027
134,145	Discovery, Inc. - Class A*[1]	4,065,935
270,604	Discovery, Inc. - Class C*[1]	7,641,857
20,287	eBay, Inc.[1]	835,622
368,975	Eutelsat Communications S.A.	7,053,905
81,197	F5 Networks, Inc.*[1]	11,913,224
9,460	Fox Corp. - Class B1	351,912
42,746	IAC/InterActiveCorp*[1]	10,218,431
20,400	Kakaku.com, Inc.	423,732
792,500	KDDI Corp.	20,677,512
40,684	Motorola Solutions, Inc.[1]	6,751,917
52,600	NTT DOCOMO, Inc.	1,261,211
69,700	Rogers Communications, Inc. - Class B	3,618,084
13,350	Telefonaktiebolaget LM Ericsson - B Shares	116,802
75,300	Trend Micro, Inc.	3,283,226
78,725	VeriSign, Inc.*[1]	16,618,060
288,369	Viacom, Inc. - Class B1	8,751,999
		126,371,312
	CONSUMER, CYCLICAL — 12.3%
13,451	adidas A.G.	4,287,612
19,596	Bayerische Motoren Werke A.G.	1,163,497
103,089	Best Buy Co., Inc.[1]	7,889,401
133,002	Capri Holdings Ltd.*[1,3]	4,733,541
5,152	Chipotle Mexican Grill, Inc.*[1]	4,098,571
84,400	Crown Resorts Ltd.	682,409
129,763	Darden Restaurants, Inc.[1]	15,773,990
72,727	Deutsche Lufthansa A.G.	1,152,634
52,921	Domino's Pizza, Inc.[1]	12,940,772
361,039	Gap, Inc.[1]	7,040,261
96,819	Kohl's Corp.[1]	5,214,671

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
60,445	Lululemon Athletica, Inc.*[1]	$11,550,435
1,848,400	Marubeni Corp.	11,982,386
6,500	Sankyo Co., Ltd.	223,775
82,012	Tapestry, Inc.[1]	2,536,631
5,700	Toyota Tsusho Corp.	164,992
11,957	Ulta Beauty, Inc.*[1]	4,175,982
24,307	United Airlines Holdings, Inc.*[1]	2,234,057
166,606	Walgreens Boots Alliance, Inc.[1]	9,078,361
		106,923,978
	CONSUMER, NON-CYCLICAL — 17.9%
15,454	Adecco Group A.G.	843,113
8,068	Adyen N.V.*[2]	6,096,353
49,676	Amgen, Inc.[1]	9,268,548
5,361	Casino Guichard Perrachon S.A.	198,226
37,894	Coca-Cola Co.[1]	1,994,361
298,706	Coca-Cola European Partners PLC[1,3]	16,512,468
434,500	Empire Co., Ltd. - Class A	11,499,534
159,220	Gilead Sciences, Inc.[1]	10,432,095
52,061	Hershey Co.[1]	7,899,736
6,464	IDEXX Laboratories, Inc.*[1]	1,823,171
108,043	Lamb Weston Holdings, Inc.[1]	7,251,846
64,700	Loblaw Cos. Ltd.	3,357,066
18,357	ManpowerGroup, Inc.[1]	1,676,912
187,437	Medtronic PLC[1,3]	19,107,328
258,118	Robert Half International, Inc.[1]	15,592,908
67,131	Roche Holding A.G.	17,967,728
886,000	Vitasoy International Holdings Ltd.	4,170,930
942,630	Western Union Co.[1]	19,795,230
		155,487,553
	DIVERSIFIED — 0.2%
92,976	Industrivarden A.B. - C Shares	2,019,880
	ENERGY — 2.5%
278,576	Equinor A.S.A.	4,994,952
739,700	Inpex Corp.	6,487,434
84,100	JXTG Holdings, Inc.	395,760
309,403	Plains GP Holdings LP - Class A*[1]	7,475,177
74,331	Repsol S.A.	1,179,002
6,161	Royal Dutch Shell PLC - A Shares	194,044
40,674	Royal Dutch Shell PLC - B Shares	1,284,691
		22,011,060

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 14.0%
54,118	Ageas	$2,905,543
25,539	Alliance Data Systems Corp.[1]	4,007,580
22,771	Athene Holding Ltd. - Class A*[1,3]	930,423
11,303	AXA Equitable Holdings, Inc.	254,091
224,395	Brookfield Property REIT, Inc. - Class A - REIT[1]	4,333,067
7,100	Credit Saison Co., Ltd.	86,316
63,948	Erie Indemnity Co. - Class A1	14,245,696
110,800	First Capital Realty, Inc.	1,834,354
368,100	Fukuoka Financial Group, Inc.	6,740,808
222,600	H&R Real Estate Investment Trust - REIT	3,825,252
285,780	Hang Lung Group Ltd.	734,054
560,400	HCP, Inc. - REIT[1]	17,893,572
337,400	Japan Post Holdings Co., Ltd.	3,307,371
239	Japan Prime Realty Investment Corp. - REIT	1,056,521
148,544	Jefferies Financial Group, Inc.[1]	3,168,444
162,500	Kerry Properties Ltd.	610,186
94,500	Link REIT - REIT	1,099,140
143,300	Manulife Financial Corp.	2,594,992
89,300	MS&AD Insurance Group Holdings, Inc.	2,927,127
578,200	Power Corp. of Canada	12,257,945
235,100	Power Financial Corp.	5,146,264
12,077	RenaissanceRe Holdings Ltd.[1,3]	2,187,749
478,700	RioCan Real Estate Investment Trust - REIT	9,437,622
59,434	SCOR S.E.	2,442,518
291,400	SmartCentres Real Estate Investment Trust - REIT	7,151,421
61,600	T&D Holdings, Inc.	691,759
134,200	Tokio Marine Holdings, Inc.	7,123,475
91,570	Unum Group[1]	2,925,662
		121,918,952
	INDUSTRIAL — 14.5%
58,973	Agilent Technologies, Inc.[1]	4,093,316
8,857	Arrow Electronics, Inc.*[1]	643,107
5,175,151	Aurizon Holdings Ltd.	20,316,263
40,500	Central Japan Railway Co.	8,141,017
1,888,700	ComfortDelGro Corp., Ltd.	3,701,803
150,790	Garmin Ltd.[1,3]	11,850,586
56,023	HEICO Corp.[1]	7,661,145
71,665	HEICO Corp. - Class A1	7,552,774
63,700	Hitachi Ltd.	2,258,472
1,259	HOCHTIEF A.G.	142,675
22,800	Hoya Corp.	1,748,349
7,300	Keio Corp.	451,708

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
720,600	Konica Minolta, Inc.	$5,971,729
75,200	Kyushu Railway Co.	2,142,606
22,749	Lennox International, Inc.[1]	5,834,663
59,200	Mitsubishi Heavy Industries Ltd.	2,442,069
52,500	Nippon Express Co., Ltd.	2,958,930
13,684	Norfolk Southern Corp.[1]	2,615,286
99,613	Old Dominion Freight Line, Inc.[1]	16,633,379
13,200	Sumitomo Heavy Industries Ltd.	425,550
75,405	Waters Corp.*[1]	15,877,277
2,960,100	Yangzijiang Shipbuilding Holdings Ltd.	3,052,300
		126,515,004
	TECHNOLOGY — 16.5%
158,471	Cadence Design Systems, Inc.*[1]	11,712,592
130,100	CGI, Inc.*	10,013,304
158,567	Citrix Systems, Inc.[1]	14,943,354
15,300	Constellation Software, Inc.	14,556,794
216,693	DXC Technology Co.[1]	12,084,969
34,869	EPAM Systems, Inc.*[1]	6,757,263
128,641	Fortinet, Inc.*[1]	10,331,159
13,484	International Business Machines Corp.[1]	1,998,868
84,774	NetApp, Inc.[1]	4,958,431
110,300	Open Text Corp.	4,704,339
93,399	Oracle Corp.[1]	5,258,364
10,937	Paycom Software, Inc.*[1]	2,633,083
174,000	Ricoh Co., Ltd.	1,593,729
72,075	Veeva Systems, Inc. - Class A*[1]	11,957,242
364,471	Xerox Holdings Corp.[1]	11,699,519
109,649	Xilinx, Inc.[1]	12,523,012
27,935	Zebra Technologies Corp. - Class A*[1]	5,891,212
		143,617,234
	UTILITIES — 5.0%
506,298	AES Corp.[1]	8,500,743
640,900	Chubu Electric Power Co., Inc.	9,047,180
64,800	Emera, Inc.	2,690,589
229,045	Enagas S.A.	4,996,645
301,900	Kansai Electric Power Co., Inc.	3,728,341
195,200	Osaka Gas Co., Ltd.	3,585,941
580,125	Red Electrica Corp. S.A.	10,938,115

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
16,200	Tohoku Electric Power Co., Inc.	$162,094
		43,649,648
	TOTAL COMMON STOCKS
	(Cost $840,937,898)	878,360,095

Principal Amount
	SHORT-TERM INVESTMENTS — 11.7%
$101,666,303	UMB Money Market Fiduciary, 0.25%[4]	101,666,303
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $101,666,303)	101,666,303

TOTAL INVESTMENTS — 112.5%
(Cost $942,604,201)	980,026,398
Liabilities in Excess of Other Assets — (12.5)%	(109,271,090)
TOTAL NET ASSETS — 100.0%	$870,755,308

Number of Shares
	SECURITIES SOLD SHORT — (30.5)%
	COMMON STOCKS — (30.5)%
	BASIC MATERIALS — (5.7)%
(304,900)	Agnico Eagle Mines Ltd.	(15,928,819)
(610,900)	Barrick Gold Corp.	(9,928,629)
(1,173,298)	Freeport-McMoRan, Inc.	(12,976,676)
(320,015)	Fresnillo PLC	(2,309,728)
(186,200)	Turquoise Hill Resources Ltd.*	(105,811)
(119,200)	West Fraser Timber Co., Ltd.	(4,659,439)
(50,093)	Westlake Chemical Corp.	(3,384,784)
		(49,293,886)
	COMMUNICATIONS — (1.3)%
(24,043)	Iliad S.A.	(2,485,785)
(27,510)	Netflix, Inc.*	(8,885,455)
		(11,371,240)
	CONSUMER, CYCLICAL — (4.5)%
(13,900)	Dollarama, Inc.	(515,010)
(285,501)	MGM Resorts International	(8,570,740)
(18,415)	Mohawk Industries, Inc.*	(2,296,166)
(142,100)	Stars Group, Inc.*	(2,211,497)
(41,134)	Tesla, Inc.*	(9,938,386)
(431,995)	Valeo S.A.	(13,462,673)
(9,647)	Wynn Resorts Ltd.	(1,254,785)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(12,248)	Zalando S.E.*[2]	$(560,330)
		(38,809,587)
	CONSUMER, NON-CYCLICAL — (6.7)%
(57,806)	Alkermes PLC*[3]	(1,338,787)
(168,112)	Alnylam Pharmaceuticals, Inc.*	(13,043,810)
(125,299)	BioMarin Pharmaceutical, Inc.*	(9,938,717)
(34,154)	British American Tobacco PLC	(1,216,996)
(44,000)	Exact Sciences Corp.*	(5,064,840)
(184,749)	Nektar Therapeutics*	(5,257,957)
(14,059)	NMC Health PLC	(419,847)
(174,249)	Seattle Genetics, Inc.*	(13,192,392)
(248,200)	Takeda Pharmaceutical Co., Ltd.	(8,542,028)
		(58,015,374)
	DIVERSIFIED — (0.0)%
(90,237)	Bollore S.A.	(388,070)
	ENERGY — (5.9)%
(181,967)	Cheniere Energy, Inc.*	(11,855,150)
(1)	Equitrans Midstream Corp.	(3)
(297,683)	National Oilwell Varco, Inc.	(7,090,809)
(655,612)	Noble Energy, Inc.	(14,475,913)
(81,150)	Targa Resources Corp.	(3,157,546)
(463,426)	TechnipFMC PLC[3]	(12,762,752)
(69,893)	Williams Cos., Inc.	(1,722,164)
		(51,064,337)
	FINANCIAL — (2.0)%
(117,810)	Kinnevik A.B. - Class B	(2,996,284)
(22,814)	London Stock Exchange Group PLC	(1,832,236)
(2,973,482)	Melrose Industries PLC	(6,711,037)
(1,872,000)	Nomura Holdings, Inc.	(6,017,011)
(29,504)	St James's Place PLC	(352,068)
		(17,908,636)
	INDUSTRIAL — (1.8)%
(1,310,800)	Bombardier, Inc. - Class B*	(2,254,520)
(893,250)	General Electric Co.	(9,334,463)
(74,400)	MISUMI Group, Inc.	(1,669,650)
(58,275)	Rolls-Royce Holdings PLC*	(609,113)
(67,900)	SNC-Lavalin Group, Inc.	(1,074,217)
(1)	Wabtec Corp.	(47)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(31,239)	Weir Group PLC	$(564,764)
		(15,506,774)
	TECHNOLOGY — (2.6)%
(532,405)	Marvell Technology Group Ltd.[3]	(13,980,955)
(17,132)	MongoDB, Inc.*	(2,453,645)
(288,100)	Renesas Electronics Corp.*	(1,693,241)
(169,782)	STMicroelectronics N.V.	(3,111,730)
(12,318)	Twilio, Inc. - Class A*	(1,713,557)
		(22,953,128)
	TOTAL COMMON STOCKS
	(Proceeds $262,938,919)	(265,311,032)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $262,938,919)	$(265,311,032)

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $10,401,447, which represents 1.19% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	BASIC MATERIALS — 6.7%
1,268	Chemours Co.[4]	$24,181
2,567	Evraz PLC	20,107
6,176	Fortescue Metals Group Ltd.	34,772
800	Kirkland Lake Gold Ltd.	33,084
785	Rio Tinto Ltd.	52,538
300	Showa Denko KK	8,048
		172,730
	COMMUNICATIONS — 8.3%
3,410	Auto Trader Group PLC1	22,385
283	CDW Corp.[4]	33,439
402	Discovery, Inc. - Class A*[4]	12,185
382	Discovery, Inc. - Class C*[4]	10,788
175	eBay, Inc.[4]	7,208
1,133	Eutelsat Communications S.A.	21,660
148	F5 Networks, Inc.*[4]	21,715
100	Kakaku.com, Inc.	2,077
300	KDDI Corp.	7,828
21	Motorola Solutions, Inc.[4]	3,485
83	Omnicom Group, Inc.[4]	6,658
700	Trend Micro, Inc.	30,521
1,131	Viacom, Inc. - Class B4	34,326
		214,275
	CONSUMER, CYCLICAL — 6.9%
71	Bayerische Motoren Werke A.G.	4,216
448	Best Buy Co., Inc.[4]	34,285
76	Carnival PLC	3,431
83	Deutsche Lufthansa A.G.	1,315
104	Domino's Pizza, Inc.[4]	25,431
1,526	Gap, Inc.[4]	29,757
257	Kohl's Corp.[4]	13,842
83	Lululemon Athletica, Inc.*[4]	15,861
5,200	Marubeni Corp.	33,709
345	Persimmon PLC	8,418
15	Porsche Automobil Holding S.E.	983
125	Walgreens Boots Alliance, Inc.[4]	6,811
		178,059
	CONSUMER, NON-CYCLICAL — 8.6%
187	Amgen, Inc.[4]	34,890
250	Casino Guichard Perrachon S.A.	9,244
189	Gilead Sciences, Inc.[4]	12,383
5,815	J Sainsbury PLC	13,876

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
454	Lamb Weston Holdings, Inc.[4]	$30,473
13	METRO A.G.	200
729	Robert Half International, Inc.[4]	44,039
4,000	Vitasoy International Holdings Ltd.	18,830
2,777	Western Union Co.[4]	58,317
		222,252
	DIVERSIFIED — 2.3%
2,735	Industrivarden A.B. - C Shares	59,417
	ENERGY — 3.7%
3,700	Inpex Corp.	32,451
2,152	Plains GP Holdings LP - Class A4	51,992
656	Repsol S.A.	10,405
		94,848
	FINANCIAL — 19.3%
786	Athene Holding Ltd. - Class A*[2]	32,116
1,272	Brookfield Property REIT, Inc. - Class A - REIT[4]	24,562
225	Erie Indemnity Co. - Class A4	50,123
1,500	First Capital Realty, Inc.	24,833
2,400	Fukuoka Financial Group, Inc.	43,950
6,000	Hang Lung Group Ltd.	15,412
1,360	HCP, Inc. - REIT[4]	43,425
2,900	Manulife Financial Corp.	52,516
2,500	Power Corp. of Canada	53,000
2,800	Power Financial Corp.	61,291
2,100	RioCan Real Estate Investment Trust - REIT	41,402
1,200	SmartCentres Real Estate Investment Trust - REIT	29,450
717	Unum Group[4]	22,908
		494,988
	INDUSTRIAL — 19.2%
661	Agilent Technologies, Inc.[4]	45,880
268	Arrow Electronics, Inc.*[4]	19,459
16,466	Aurizon Holdings Ltd.	64,641
200	Central Japan Railway Co.	40,203
18,100	ComfortDelGro Corp., Ltd.	35,476
161	HEICO Corp.[4]	22,017
262	HEICO Corp. - Class A4	27,612
4,200	Konica Minolta, Inc.	34,806
208	Lennox International, Inc.[4]	53,348
28	Mettler-Toledo International, Inc.*	21,189
700	Nippon Express Co., Ltd.	39,452

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
198	Old Dominion Freight Line, Inc.[4]	$33,062
230	Waters Corp.*[4]	48,429
7,400	Yangzijiang Shipbuilding Holdings Ltd.	7,630
		493,204
	TECHNOLOGY — 14.0%
200	Advantest Corp.	7,702
574	Cadence Design Systems, Inc.*[4]	42,424
201	Citrix Systems, Inc.[4]	18,942
607	DXC Technology Co.[4]	33,853
234	EPAM Systems, Inc.*[4]	45,347
362	Fortinet, Inc.*[4]	29,072
111	Hewlett Packard Enterprise Co.[4]	1,595
74	HP, Inc.[4]	1,557
20	KLA-Tencor Corp.[4]	2,727
186	NetApp, Inc.	10,879
300	Open Text Corp.	12,795
291	Oracle Corp.[4]	16,383
219	Veeva Systems, Inc. - Class A*[4]	36,332
1,149	Xerox Corp.[4]	36,883
242	Xilinx, Inc.[4]	27,639
166	Zebra Technologies Corp. - Class A*[4]	35,008
		359,138
	UTILITIES — 7.5%
1,972	AES Corp.[4]	33,110
4,000	Chubu Electric Power Co., Inc.	56,466
2,500	Kansai Electric Power Co., Inc.	30,874
3,743	Red Electrica Corp. S.A.	70,573
200	Tohoku Electric Power Co., Inc.	2,001
		193,024
	TOTAL COMMON STOCKS
	(Cost $2,482,098)	2,481,935

Principal Amount
	SHORT-TERM INVESTMENTS — 3.5%
$88,691	UMB Money Market Fiduciary, 0.25%[3]	88,691
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $88,691)	88,691

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Value
TOTAL INVESTMENTS — 100.0%
(Cost $2,570,789)	$2,570,626
Other Assets in Excess of Liabilities — 0.0%	266
TOTAL NET ASSETS — 100.0%	$2,570,892

Number of Shares
	SECURITIES SOLD SHORT — (67.3)%
	COMMON STOCKS — (67.3)%
	BASIC MATERIALS — (8.7)%
(1,200)	Agnico Eagle Mines Ltd.	(62,691)
(2,700)	Barrick Gold Corp.	(43,882)
(3,398)	Freeport-McMoRan, Inc.	(37,582)
(3,216)	Fresnillo PLC	(23,212)
(800)	West Fraser Timber Co., Ltd.	(31,271)
(386)	Westlake Chemical Corp.	(26,082)
		(224,720)
	COMMUNICATIONS — (3.0)%
(346)	Iliad S.A.	(35,773)
(92)	Netflix, Inc.*	(29,715)
(654)	Snap, Inc. - Class A*	(10,987)
		(76,475)
	CONSUMER, CYCLICAL — (11.5)%
(608)	Aptiv PLC2	(53,291)
(140)	Continental A.G.	(19,196)
(412)	Dollar Tree, Inc.*	(41,921)
(300)	FamilyMart UNY Holdings Co., Ltd.	(6,405)
(1,610)	MGM Resorts International	(48,332)
(246)	Mohawk Industries, Inc.*	(30,674)
(1,800)	Stars Group, Inc.*	(28,013)
(125)	Tesla, Inc.*	(30,201)
(934)	Valeo S.A.	(29,107)
(69)	Wynn Resorts Ltd.	(8,975)
		(296,115)
	CONSUMER, NON-CYCLICAL — (10.7)%
(942)	Alkermes PLC*[2]	(21,817)
(501)	Alnylam Pharmaceuticals, Inc.*	(38,873)
(783)	Ashtead Group PLC	(21,530)
(419)	BioMarin Pharmaceutical, Inc.*	(33,235)
(218)	British American Tobacco PLC	(7,768)
(186)	Exact Sciences Corp.*	(21,410)
(156)	Nektar Therapeutics*	(4,440)
(721)	Ramsay Health Care Ltd.	(35,824)
(517)	Seattle Genetics, Inc.*	(39,142)

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,400)	Takeda Pharmaceutical Co., Ltd.	$(48,182)
(187)	Transurban Group	(1,982)
		(274,203)
	DIVERSIFIED — (1.0)%
(6,093)	Bollore S.A.	(26,203)
	ENERGY — (12.4)%
(789)	Cheniere Energy, Inc.*	(51,403)
(117)	Concho Resources, Inc.	(11,429)
(56)	Diamondback Energy, Inc.	(5,792)
(618)	Helmerich & Payne, Inc.	(30,702)
(1,892)	National Oilwell Varco, Inc.	(45,068)
(1,825)	Noble Energy, Inc.	(40,296)
(1,269)	Targa Resources Corp.	(49,377)
(1,117)	TechnipFMC PLC[2]	(30,762)
(2,153)	Williams Cos., Inc.	(53,050)
		(317,879)
	FINANCIAL — (10.6)%
(1,893)	Annaly Capital Management, Inc. - REIT	(18,078)
(2,209)	Kinnevik A.B. - Class B	(56,182)
(223)	London Stock Exchange Group PLC	(17,910)
(10,300)	Mizuho Financial Group, Inc.	(14,619)
(16,500)	Nomura Holdings, Inc.	(53,035)
(5,515)	St James's Place PLC	(65,810)
(1,833)	Weyerhaeuser Co. - REIT	(46,576)
		(272,210)
	INDUSTRIAL — (5.3)%
(13,500)	Bombardier, Inc. - Class B*	(23,219)
(775)	Ferrovial S.A.	(20,162)
(2,884)	General Electric Co.	(30,138)
(1,400)	MISUMI Group, Inc.	(31,418)
(2,000)	SNC-Lavalin Group, Inc.	(31,641)
		(136,578)
	TECHNOLOGY — (4.1)%
(1,700)	Marvell Technology Group Ltd.[2]	(44,642)
(197)	MongoDB, Inc.*	(28,214)
(1,600)	Renesas Electronics Corp.*	(9,404)
(662)	STMicroelectronics N.V.	(12,133)

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(80)	Twilio, Inc. - Class A*	$(11,129)
		(105,522)
	TOTAL COMMON STOCKS
	(Proceeds $1,783,978)	(1,729,905)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,783,978)	$(1,729,905)

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $22,385, which represents 0.87% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 54.1%
	BASIC MATERIALS — 1.8%
1,328	International Paper Co.	$58,312
602	Reliance Steel & Aluminum Co.	60,170
2,260	Schnitzer Steel Industries, Inc. - Class A	60,184
		178,666
	COMMUNICATIONS — 4.1%
332	Cisco Systems, Inc.	18,393
2,200	Comcast Corp. - Class A	94,974
96	Motorola Solutions, Inc.	15,932
257	Trade Desk, Inc. - Class A*	67,671
646	Walt Disney Co.	92,384
502	Zendesk, Inc.*	41,947
1,029	Zscaler, Inc.*	86,714
		418,015
	CONSUMER, CYCLICAL — 4.2%
1,615	Azul S.A. - ADR*[1]	65,731
708	DR Horton, Inc.	32,519
576	Dunkin' Brands Group, Inc.	46,172
4,563	Foundation Building Materials, Inc.*	78,529
407	KB Home	10,692
271	McDonald's Corp.	57,105
256	Vail Resorts, Inc.	63,109
884	Visteon Corp.*	58,238
139	Yum! Brands, Inc.	15,640
		427,735
	CONSUMER, NON-CYCLICAL — 10.0%
931	Beyond Meat, Inc.*	182,951
1,484	Boston Scientific Corp.*	63,011
6,522	BRF S.A. - ADR*[1]	56,676
1,228	Bunge Ltd.[1]	71,752
1,056	Coca-Cola Co.	55,577
362	CorVel Corp.*	30,842
159	Ecolab, Inc.	32,075
544	Haemonetics Corp.*	66,412
229	Hershey Co.	34,749
4,357	Hostess Brands, Inc.*	61,521
400	IQVIA Holdings, Inc.*	63,668
1,628	Medicines Co.*	58,348
630	Medtronic PLC1	64,222
270	Procter & Gamble Co.	31,871
1,926	StoneCo Ltd. - Class A*[1]	67,429
57	Strategic Education, Inc.	10,145

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
560	Zoetis, Inc.	$64,338
		1,015,587
	ENERGY — 2.0%
1,152	SolarEdge Technologies, Inc.*	75,145
3,296	Sunrun, Inc.*	62,789
8,257	Vivint Solar, Inc.*	68,120
		206,054
	FINANCIAL — 15.3%
36	Alleghany Corp.*	24,686
400	Allstate Corp.	42,960
984	American Financial Group, Inc.	100,742
599	American International Group, Inc.	33,538
60	American Tower Corp. - REIT	12,697
135	AvalonBay Communities, Inc. - REIT	28,187
692	Capital One Financial Corp.	63,955
1,163	CBRE Group, Inc. - Class A*	61,651
1,920	Citizens Financial Group, Inc.	71,539
1,296	CNA Financial Corp.	62,065
116	Crown Castle International Corp. - REIT	15,458
691	Discover Financial Services	62,010
129	Everest Re Group Ltd.[1]	31,817
1,374	Federated Investors, Inc. - Class B	47,746
2,055	Fifth Third Bancorp	61,013
284	Goldman Sachs Group, Inc.	62,517
1,447	HCP, Inc. - REIT	46,203
4,200	Huntington Bancshares, Inc.	59,850
1,440	James River Group Holdings Ltd.[1]	68,875
2,179	Legg Mason, Inc.	82,061
220	Mastercard, Inc. - Class A	59,899
250	Mid-America Apartment Communities, Inc. - REIT	29,460
3,996	Navient Corp.	56,543
1,485	Och-Ziff Capital Management Group LLC - Class A	34,571
277	SBA Communications Corp. - REIT*	67,979
1,934	Synovus Financial Corp.	73,821
1,130	Tradeweb Markets, Inc. - Class A	53,517
1,302	U.S. Bancorp	74,409
325	Visa, Inc. - Class A	57,850
		1,547,619
	INDUSTRIAL — 10.2%
1,555	AAR Corp.	65,092
3,910	Builders FirstSource, Inc.*	67,174

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
671	Crane Co.	$56,163
1,019	CSW Industrials, Inc.	71,952
2,696	DHT Holdings, Inc.[1]	15,232
992	Generac Holdings, Inc.*	71,722
9,716	General Electric Co.	101,532
2,388	Louisiana-Pacific Corp.	62,422
138	Martin Marietta Materials, Inc.	34,189
426	Middleby Corp.*	57,246
184	Northrop Grumman Corp.	63,585
1,023	Owens Corning	59,334
619	Packaging Corp. of America	62,500
7,784	SunPower Corp.*	90,995
520	United Parcel Service, Inc. - Class B	62,124
1,500	Universal Forest Products, Inc.	60,645
193	Vulcan Materials Co.	26,702
		1,028,609
	TECHNOLOGY — 6.4%
657	Advanced Micro Devices, Inc.*	20,006
372	Coupa Software, Inc.*	50,484
2,400	Dropbox, Inc. - Class A*	56,544
3,640	Fastly, Inc.*	78,988
57	HubSpot, Inc.*	10,187
401	International Business Machines Corp.	59,444
538	Microsoft Corp.	73,313
310	Paycom Software, Inc.*	74,632
221	Pegasystems, Inc.	16,708
36	ServiceNow, Inc.*	9,986
577	Take-Two Interactive Software, Inc.*	70,694
1,520	Ultra Clean Holdings, Inc.*	22,177
675	Workiva, Inc.*	38,806
656	Zoom Video Communications, Inc. - Class A*	62,655
		644,624
	UTILITIES — 0.1%
660	Cia Paranaense de Energia - ADR1	8,521
	TOTAL COMMON STOCKS
	(Cost $5,029,056)	5,475,430
	EXCHANGE-TRADED FUNDS — 47.2%
2,328	Communication Services Select Sector SPDR Fund	118,216
509	Consumer Discretionary Select Sector SPDR Fund	61,446
22,171	Global X MSCI Greece ETF	214,172
6,043	iShares 1-3 Year Treasury Bond ETF	511,057

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
9,234	iShares Core U.S. Aggregate Bond ETF[2]	$1,027,744
2,295	iShares JP Morgan USD Emerging Markets Bond ETF[2]	260,896
6,695	iShares MSCI Frontier 100 ETF	198,708
1,448	iShares MSCI India ETF	47,784
2,860	iShares MSCI Netherlands ETF	88,174
2,766	iShares MSCI New Zealand ETF	150,166
2,016	iShares MSCI Philippines ETF - Class N.A.	71,084
1,418	iShares MSCI Russia ETF	55,401
3,609	iShares MSCI Switzerland ETF	134,147
2,246	iShares MSCI Taiwan Capped ETF	79,216
11,427	iShares Short Maturity Bond ETF[2]	574,892
12,000	JPMorgan Ultra-Short Income ETF	604,740
3,038	SPDR Gold Shares*	404,692
555	Technology Select Sector SPDR Fund	44,827
4,855	Xtrackers Harvest CSI 300 China A-Shares ETF	135,309
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,714,455)	4,782,671

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
$77,406	UMB Money Market Fiduciary, 0.25%[3]	77,406
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $77,406)	77,406

TOTAL INVESTMENTS — 102.1%
(Cost $9,820,917)	10,335,507
Liabilities in Excess of Other Assets — (2.1)%	(213,020)
TOTAL NET ASSETS — 100.0%	$10,122,487

Number of Shares
	SECURITIES SOLD SHORT — (8.1)%
	COMMON STOCKS — (7.5)%
	BASIC MATERIALS — (0.0)%
(1)	Dow, Inc.	(32)
	COMMUNICATIONS — (1.4)%
(248)	FactSet Research Systems, Inc.	(68,770)
(213)	Netflix, Inc.*	(68,797)
		(137,567)
	CONSUMER, CYCLICAL — (0.7)%
(289)	Domino's Pizza, Inc.	(70,669)

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — (1.0)%
(1,549)	Canopy Growth Corp.*[1]	$(50,559)
(510)	Eli Lilly & Co.	(55,565)
		(106,124)
	ENERGY — (1.2)%
(2,788)	Apache Corp.	(68,083)
(412)	Pioneer Natural Resources Co.	(56,872)
		(124,955)
	FINANCIAL — (3.2)%
(2,247)	Iron Mountain, Inc. - REIT	(66,084)
(1,986)	Macerich Co. - REIT	(65,638)
(302)	Simon Property Group, Inc. - REIT	(48,985)
(881)	Tanger Factory Outlet Centers, Inc. - REIT	(13,990)
(17,894)	Washington Prime Group, Inc. - REIT	(64,955)
(2,367)	Weingarten Realty Investors - REIT	(66,063)
		(325,715)
	TOTAL COMMON STOCKS
	(Proceeds $777,154)	(765,062)
	EXCHANGE-TRADED FUNDS — (0.6)%
(1,447)	iShares MSCI Mexico ETF	(59,718)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $62,186)	(59,718)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $839,340)	$(824,780)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	BASIC MATERIALS — 3.9%
1,948	Balchem Corp.	$199,943
15,239	Cleveland-Cliffs, Inc.	162,448
3,183	Compass Minerals International, Inc.	177,770
1,860	Kaiser Aluminum Corp.	179,062
2,555	Materion Corp.	158,742
6,882	Schnitzer Steel Industries, Inc. - Class A	183,268
		1,061,233
	COMMUNICATIONS — 2.7%
4,560	Cargurus, Inc.*	169,951
6,829	Iridium Communications, Inc.*	173,730
9,952	NIC, Inc.	180,530
5,978	Perficient, Inc.*	204,268
		728,479
	CONSUMER, CYCLICAL — 15.6%
1,285	Allegiant Travel Co.	192,557
1,406	Anixter International, Inc.*	90,490
1,897	Asbury Automotive Group, Inc.*	174,676
8,918	Bloomin' Brands, Inc.	151,874
5,689	Boyd Gaming Corp.	150,702
3,879	Brinker International, Inc.	154,578
1,567	Children's Place, Inc.	153,049
9,723	Dana, Inc.	162,471
2,110	Fox Factory Holding Corp.*	168,969
7,881	Funko, Inc. - Class A*	197,104
2,216	Group 1 Automotive, Inc.	186,055
3,850	Herman Miller, Inc.	174,559
7,182	Hibbett Sports, Inc.*	132,149
3,081	Installed Building Products, Inc.*	164,156
4,577	Marcus Corp.	160,149
8,262	Meritor, Inc.*	204,319
5,026	Navistar International Corp.*	157,012
1,376	RH*	191,814
4,104	Rush Enterprises, Inc. - Class A	154,557
6,458	SeaWorld Entertainment, Inc.*	197,421
2,894	SkyWest, Inc.	175,695
8,103	Taylor Morrison Home Corp.*	182,480
15,182	Vera Bradley, Inc.*	178,388
10,672	Wabash National Corp.	168,938
7,704	Zumiez, Inc.*	190,828
		4,214,990

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — 21.2%
2,555	Addus HomeCare Corp.*	$205,908
1,380	Amedisys, Inc.*	190,288
3,243	AMN Healthcare Services, Inc.*	173,111
3,293	Anika Therapeutics, Inc.*	181,411
572	Boston Beer Co., Inc. - Class A*	224,407
5,015	Cardtronics PLC - Class A*[1]	142,827
5,216	Chefs' Warehouse, Inc.*	190,228
3,960	Chegg, Inc.*	177,883
529	Chemed Corp.	214,451
12,839	ChemoCentryx, Inc.*	102,455
8,922	Coherus Biosciences, Inc.*	150,068
2,008	CONMED Corp.	175,399
6,197	Editas Medicine, Inc.*	156,474
3,053	Ensign Group, Inc.	183,974
2,029	FTI Consulting, Inc.*	211,929
2,026	Genomic Health, Inc.*	147,837
10,760	Halozyme Therapeutics, Inc.*	182,812
9,853	Hertz Global Holdings, Inc.*	152,919
4,838	HMS Holdings Corp.*	168,846
2,326	ICF International, Inc.	198,152
2,072	Integer Holdings Corp.*	181,362
1,133	Ligand Pharmaceuticals, Inc.*	103,681
829	Medifast, Inc.	92,558
2,282	Medpace Holdings, Inc.*	179,730
3,734	Pacira BioSciences, Inc.*	163,885
1,966	Repligen Corp.*	185,571
6,628	Rosetta Stone, Inc.*	152,179
6,282	Simply Good Foods Co.*	171,059
939	Strategic Education, Inc.	167,133
1,676	U.S. Physical Therapy, Inc.	216,338
6,515	Veracyte, Inc.*	184,831
8,770	Vericel Corp.*	167,682
4,789	Xencor, Inc.*	210,812
		5,708,200
	ENERGY — 2.6%
16,873	Archrock, Inc.	185,266
3,194	CVR Energy, Inc.	169,506
8,802	ProPetro Holding Corp.*	159,580
2,975	SolarEdge Technologies, Inc.*	194,059
		708,411

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 25.6%
5,869	Americold Realty Trust - REIT	$196,788
97	Argo Group International Holdings Ltd.[1]	6,639
6,472	Artisan Partners Asset Management, Inc. - Class A	191,506
1,715	Banner Corp.	101,631
14,533	Brightsphere Investment Group, Inc.	155,503
6,768	Brookline Bancorp, Inc.	100,369
21,157	Capstead Mortgage Corp. - REIT	178,353
7,129	CareTrust REIT, Inc. - REIT	165,607
8,706	CoreCivic, Inc. - REIT	147,741
1,447	EastGroup Properties, Inc. - REIT	174,335
7,127	Enova International, Inc.*	192,073
3,734	Essent Group Ltd.*[1]	172,361
8,068	Essential Properties Realty Trust, Inc. - REIT	170,396
5,269	Federated Investors, Inc. - Class B	183,098
15,186	First BanCorp1	163,401
13,227	First Commonwealth Financial Corp.	182,136
5,543	First Financial Bankshares, Inc.	181,533
10,491	Fulton Financial Corp.	178,347
7,034	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	193,083
5,227	Health Insurance Innovations, Inc. - Class A*	114,942
8,562	Hilltop Holdings, Inc.	194,186
2,347	Independent Bank Corp.	182,503
10,418	Invesco Mortgage Capital, Inc. - REIT	171,689
3,307	McGrath RentCorp	225,240
12,274	MGIC Investment Corp.*	157,721
6,416	NMI Holdings, Inc. - Class A*	159,630
39	Northwest Bancshares, Inc.	669
9,345	OFG Bancorp[1]	211,477
1,094	PS Business Parks, Inc. - REIT	191,450
7,658	Radian Group, Inc.	174,602
4,987	Rexford Industrial Realty, Inc. - REIT	206,462
2,237	RLI Corp.	201,621
2,446	Ryman Hospitality Properties, Inc. - REIT	183,450
4,927	Sandy Spring Bancorp, Inc.	179,540
6,840	Simmons First National Corp. - Class A	176,130
9,081	Sterling Bancorp	198,420
4,341	Terreno Realty Corp. - REIT	212,101
2,608	UMB Financial Corp.	178,022
1,630	Virtus Investment Partners, Inc.	174,671
5,294	Washington Federal, Inc.	193,654
7,761	Xenia Hotels & Resorts, Inc. - REIT	166,318
		6,889,398

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 13.5%
4,464	Arcosa, Inc.	$167,400
6,857	Atkore International Group, Inc.*	187,127
3,815	AZZ, Inc.	177,703
2,072	Chart Industries, Inc.*	156,498
2,481	EMCOR Group, Inc.	209,371
3,123	Exponent, Inc.	214,862
3,462	Fabrinet*[1]	185,840
7,118	Federal Signal Corp.	221,726
19,766	Frontline Ltd.*[1]	145,675
2,013	GATX Corp.	154,719
2,679	Generac Holdings, Inc.*	193,692
2,802	Itron, Inc.*	173,724
1,581	John Bean Technologies Corp.	187,601
6,578	KBR, Inc.	173,528
3,557	MasTec, Inc.*	182,545
2,463	Novanta, Inc.*[1]	207,114
1,514	OSI Systems, Inc.*	170,416
5,117	Sanmina Corp.*	162,465
1,849	Tech Data Corp.*	187,378
2,283	Tetra Tech, Inc.	180,814
		3,640,198
	TECHNOLOGY — 9.5%
960	CACI International, Inc. - Class A*	206,544
3,762	CSG Systems International, Inc.	192,765
3,388	Five9, Inc.*	167,266
19,520	Glu Mobile, Inc.*	145,619
1,976	j2 Global, Inc.	176,042
13,009	Lattice Semiconductor Corp.*	251,594
2,354	MAXIMUS, Inc.	173,043
2,121	Omnicell, Inc.*	159,520
4,330	Progress Software Corp.	187,446
2,590	PROS Holdings, Inc.*	187,412
15,454	Rambus, Inc.*	192,557
1,599	SPS Commerce, Inc.*	178,816
2,933	Verint Systems, Inc.*	169,733
7,930	Xperi Corp.	169,305
		2,557,662
	UTILITIES — 4.0%
2,453	Black Hills Corp.	194,155
1,853	Chesapeake Utilities Corp.	173,181
3,430	New Jersey Resources Corp.	171,054

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,573	NorthWestern Corp.	$179,904
1,863	ONE Gas, Inc.	169,868
2,128	Spire, Inc.	175,369
		1,063,531
	Total Common Stocks
	(Cost $24,463,788)	26,572,102
	TOTAL INVESTMENTS — 98.6%
	(Cost $24,463,788)	26,572,102
	Other Assets in Excess of Liabilities — 1.4%	364,577
	TOTAL NET ASSETS — 100.0%	$26,936,679

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Global Equity Absolute Return Fund (“Global Equity Absolute Return” or “Global Equity Absolute Return Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”), and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Global Long/Short Equity Fund, Global Equity Absolute Return Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund are diversified Funds. The Domestic Long/Short Equity Fund is a non-diversified Fund.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Global Equity Absolute Return Fund’s primary investment objective is to seek absolute (positive) returns. The Fund also seeks long-term capital appreciation. The Fund commenced investment operations on December 31, 2018, with three classes of shares, Investor Class, Class I and Class Y.

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The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

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(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

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Note 3 – Federal Income Taxes

At July 31, 2019, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$171,719,651	$67,992,152	$39,795,570

Gross unrealized appreciation	$294,757	$11,141	$4,805,066
Gross unrealized depreciation	(30,952)	(6,340)	(1,933,212)
Net unrealized appreciation on investments	$263,805	$4,801	$2,871,854

	Global Long/Short Equity Fund	Global Equity Absolute Return Fund	Macro Opportunity Fund
Cost of investments	$682,697,748	$786,811	$9,010,263

Gross unrealized appreciation	$77,884,385	$210,671	$593,333
Gross unrealized depreciation	(45,866,767)	(156,761)	(107,429)
Net unrealized appreciation on investments	$32,017,618	$53,910	$485,904

U.S. Small Cap Equity Fund
Cost of investments	$24,880,484

Gross unrealized appreciation	$2,812,747
Gross unrealized depreciation	(1,121,129)
Net unrealized appreciation on investments	$1,691,618

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

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Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$62,146,972	$-	$62,146,972
Certificate of Deposits	-	2,000,356	-	2,000,356
Collateralized Mortgage Obligations	-	6,409,283	-	6,409,283
Commercial Papers		2,960,544		2,960,544
Corporate Bonds[1]	-	60,474,344	-	60,474,344
Municipal Bonds	-	4,009,720	-	4,009,720
Short-Term Investments	33,982,237	-	-	33,982,237
Total Investments	33,982,237	138,001,219	-	171,983,456
Other Financial Instruments[2]
Futures Contracts	46,390	-	-	46,390
Total Assets	$34,028,627	$138,001,219	$-	$172,029,846

Liabilities
Other Financial Instruments[2]
Futures Contracts	$202,803	$-	$-	$202,803
Total Liabilities	$202,803	$-	$-	$202,803

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Global Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$4,024,535	$-	$-	$4,024,535
U.S. Treasury Bills	-	63,972,418	-	63,972,418
Total Investments	4,024,535	63,972,418	-	67,996,953
Other Financial Instruments[2]
Futures Contracts	14,093	-	-	14,093
Total Assets	$4,038,628	$63,972,418	$-	$68,011,046

Liabilities
Other Financial Instruments[2]
Futures Contracts	$825,953	$-	$-	$825,953
Total Liabilities	$825,953	$-	$-	$825,953

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$48,166,607	$-	$-	$48,166,607
Short-Term Investments	8,569,259	-	-	8,569,259
Total Assets	$56,735,866	$-	$-	$56,735,866

Liabilities
Securities Sold Short
Common Stocks[1]	$14,068,442	$-	$-	$14,068,442
Total Liabilities	$14,068,442	$-	$-	$14,068,442

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$9,759,721	$20,085,753	$-	$29,845,474
Communications	89,810,160	36,561,152	-	126,371,312
Consumer, Cyclical	87,266,673	19,657,305	-	106,923,978
Consumer, Non-cyclical	126,409,429	29,078,124	-	155,487,553
Diversified	-	2,019,880	-	2,019,880
Energy	7,475,177	14,535,883	-	22,011,060
Financial	92,194,134	29,724,818	-	121,918,952
Industrial	72,761,533	53,753,471	-	126,515,004
Technology	142,023,505	1,593,729	-	143,617,234
Utilities	11,191,332	32,458,316	-	43,649,648
Short-Term Investments	101,666,303	-	-	101,666,303
Total Assets	$740,557,967	$239,468,431	$-	$980,026,398

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$46,984,158	$2,309,728	$-	$49,293,886
Communications	8,885,455	2,485,785	-	11,371,240
Consumer, Cyclical	24,786,584	14,023,003	-	38,809,587
Consumer, Non-Cyclical	47,836,503	10,178,871	-	58,015,374
Diversified	-	388,070	-	388,070
Energy	51,064,337	-	-	51,064,337
Financial	-	17,908,636	-	17,908,636
Industrial	12,663,247	2,843,527	-	15,506,774
Technology	18,148,157	4,804,971	-	22,953,128
Total Liabilities	$210,368,441	$54,942,591	$-	$265,311,032

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Global Equity Absolute Return Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$57,265	$115,465	$-	$172,730
Communications	129,804	84,471	-	214,275
Consumer, Cyclical	125,987	52,072	-	178,059
Consumer, Non-cyclical	189,346	32,906	-	222,252
Diversified	-	59,417	-	59,417
Energy	51,992	42,856	-	94,848
Financial	435,627	59,361	-	494,988
Industrial	270,996	222,208	-	493,204
Technology	351,436	7,702	-	359,138
Utilities	33,110	159,914	-	193,024
Short-Term Investments	88,691	-	-	88,691
Total Assets	$1,734,254	$836,372	$-	$2,570,626

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$201,508	$23,212	$-	$224,720
Communications	40,702	35,773	-	76,475
Consumer, Cyclical	241,407	54,708	-	296,115
Consumer, Non-Cyclical	158,917	115,286	-	274,203
Diversified	-	26,203	-	26,203
Energy	317,879	-	-	317,879
Financial	64,655	207,555	-	272,210
Industrial	84,998	51,580	-	136,578
Technology	83,985	21,537	-	105,522
Total Liabilities	$1,194,051	$535,854	$-	$1,729,905

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$5,475,430	$-	$-	$5,475,430
Exchange-Traded Funds	4,782,671	-	-	4,782,671
Short-Term Investments	77,406	-	-	77,406
Total Assets	$10,335,507	$-	$-	$10,335,507

Liabilities
Securities Sold Short
Common Stocks[1]	$765,062	$-	$-	$765,062
Exchange -Traded Funds	59,718	-	-	59,718
Total Liabilities	$824,780	$-	$-	$824,780

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$26,572,102	$-	$-	$26,572,102
Total Investments	$26,572,102	$-	$-	$27,572,102

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.